Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “Cutoff Date” means May 31, 2016.

•                  The term “Data File” means an electronic data file provided to us by the Company on July 5, 2016 containing certain information related to 47,942 student loans as of the Cutoff Date.

•                  The term “Navient Student Loans” means loans with a value of “700191” within the “SERVICER” field in the Data File.

•                  The term “TruStudent Student Loans” means loans with a value of “700209” within the

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ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

“SERVICER” field in the Data File.

•                  The term “Supplemental Data File” means an electronic data file provided to us by the Company on August 8, 2016, containing certain Payoff Date information related to 40,954 Navient Student Loans as of the Cutoff Date.

•                  The term “GUARANTEE System” means the Company’s servicing system.

•                  The term “CLASS System” means Navient’s servicing system.

•                  The term “COMPASS System” means TruStudent’s servicing system.

•                  The term “Loan File” means any file containing some or all of the following documents:

•     #113 LOAN DISBURSEMENT DATA Screen

•     #111 ACCT BALANCE Screen

•     133 MONETARY HISTORY Screen

•     #122 PAYMENT SCHEDULE Screen

•     #135 EFFECTIVE STATUS HISTORY Screen

•     TruStudent Loan Detail Information Screenshot

•     TruStudent Interest Rate Change/History Screenshot

•     TruStudent Student Demographic Screenshot

•     TruStudent Loan Financial Activity Screenshot

•     TruStudent Repayment Schedule Detail Screenshot

•     ECMC Loan Collection Summary Screenshot

•     ECMC SQL Query Screenshot

•     ECMC Lookup Code Document

•     ECMC Address Group Summary Screenshot

•     ECMC History Screenshot

•     ECMC Guarantee Screenshot

The Loan File, provided to us by the Company, was represented to be electronic records contained within the GUARANTEE System, CLASS System or COMPASS System. We make no representation regarding the validity or accuracy of these documents.

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

The Company is responsible for the Data File and the Supplemental Data File.

We were instructed by the Company to select a random sample of 85 Navient Student Loans and a random sample of 15 TruStudent Student Loans from the Data File. The selection criteria resulted in a sample of 100 student loans (the “Selected Student Loans” as listed in Exhibit A attached hereto). For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Navient Student Loans or TruStudent Student Loans that we were instructed to randomly select from the Data File.

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we compared the information in the Data File or Supplemental Data File (as applicable) to the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File or the Supplemental Data File to the Loan File for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File document(s)

Origination Date

“1STDISB” field on #113 LOAN DISBURSEMENT DATA Screen within the CLASS System for the Navient Student Loans or “Guarantee Date” field on ECMC Guarantee Screenshot within the GUARANTEE System for the TruStudent Student Loans and instructions provided by the Company described below

Loan Type

“PROG,” “PRIN SUB,” “PRIN NSUB,” and “BRNCH ID” fields on #111 ACCT BALANCE Screen within the CLASS System for the Navient Student Loans or “LOAN PGM” field on TruStudent Loan Detail Information Screenshot within the COMPASS System for the TruStudent Student Loans, the ECMC Lookup Code Document, and instructions provided by the Company described below

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System for the Navient Student Loans, “INTEREST RATE” field on TruStudent Interest Rate Change/History Screenshot within the COMPASS System for the TruStudent Student Loans, “Interest Rate” field on ECMC Loan Collection Summary Screenshot within the GUARANTEE System and instructions provided by the Company described below

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen and “DECLINING BALANCE” field and “EFF DATE” field on #133 MONETARY HISTORY Screen within the CLASS System for the Navient Student Loans, “CUR PRIN” field on the TruStudent Loan Detail Information

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

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Attributes	Loan File document(s)

Screen within the COMPASS System, “EFFECTIVE DATE” field and “PRINCIPAL BALANCE” field on the TruStudent Loan Financial Activity Screenshot within the COMPASS System for the TruStudent Student Loans and instructions provided by the Company described below

Recomputed Remaining Term

“Payoff Date” field on #122 PAYMENT SCHEDULE Screen within CLASS System for the Navient Student Loans, “BEG DUE DATE” field and “REPAY TERM” field on TruStudent Repayment Schedule Detail Screenshot within the COMPASS System for the TruStudent Student Loans and instructions provided by the Company described below

First Disbursement Date

“1STDISB” field on #113 LOAN DISBURSEMENT DATA Screen within the CLASS System for the Navient Student Loans and “1ST DISB DATE” field on TruStudent Loan Detail Information Screenshot within the COMPASS System for TruStudent Student Loans

Loan Status

“STATUS” field on #113 LOAN DISBURSEMENT DATA Screen within the CLASS System for the Navient Student Loans, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen, “STATUS” field on TruStudent Loan Detail Information Screenshot within the COMPASS System for the TruStudent Student Loans, ECMC History Screenshot within the GUARANTEE System, ECMC Lookup Code Document, and instructions provided by the Company described below

Original School Type

“Original School” field on ECMC Guarantee Screenshot within the GUARANTEE System for the Navient Student Loans and the TruStudent Student Loans, ECMC Lookup Code Document and instructions provided by the Company described below

First Repayment Date

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System for the Navient Student Loans or “REPAYMENT START” field on TruStudent Loan Detail Information Screenshot within the COMPASS System for the TruStudent Student Loans

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen, “TRAN” field and “EFF DATE” field on #133 MONETARY HISTORY Screen within the CLASS System for Navient Student Loans, “TRAN TYPE” field and “EFFECTIVE DATE” field on TruStudent Loan

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

Attributes	Loan File document(s)

Financial Activity Screenshot within the COMPASS System for TruStudent Student Loans and instructions provided by the Company described below

Anticipated Payoff Date (Navient Student Loans only)

“PAYOFF DATE” field on #122 PAYMENT SCHEDULE Screen within the CLASS System for Navient Student Loans, “antic_payoff_dt” field in the ECMC SQL Query Screenshot and instructions provided by the Company described below

Guarantor	“GUARANTOR” field on ECMC Guarantee Screenshot within the GUARANTEE System and instructions provided by the Company described below

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System for Navient Student Loans, “ST” field on TruStudent Student Demographic Screenshot within the COMPASS System for the TruStudent Student Loans, ECMC History Screenshot within the GUARANTEE System, ECMC Address Group Summary Screenshot within the GUARANTEE System and instructions provided by the Company described below

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System for Navient Student Loans, “LOAN PGM” field on TruStudent Loan Detail Information Screenshot within the COMPASS System for TruStudent Student Loans, ECMC Lookup Code Document and instructions provided by the Company described below

Interest Rate Type	“Current Int Rate Type” field on ECMC Guarantee Screenshot within the GUARANTEE System for the Navient Student Loans and TruStudent Loans and instructions provided by the Company described below

For purposes of comparing Origination Date, we were instructed by the Company to compare the Origination Date as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “1STDISB” field on the #113 LOAN DISBURSEMENT DATA Screen within the CLASS System to the corresponding information contained in the “ORIGINATION_DATE” field in the Data File.

2.              For TruStudent Student Loans, we were instructed by the Company to compare the “Guarantee Date” field on the ECMC Guarantee Screenshot within the GUARANTEE System to the corresponding information contained in the “ORIGINATION_DATE” field in the Data File. For TruStudent Student Loans that were consolidation loans, we were instructed by the Company to

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

compare the “1ST DISB DATE” field on the TruStudent Loan Detail Information Screenshot within the COMPASS System to the corresponding information contained in the “ORIGINATION_DATE” field in the Data File.

For purposes of comparing Loan Type, we were instructed by the Company to compare the Loan Type as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “PROG,” “PRIN SUB,” “PRIN NSUB” and “BRNCH ID” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding Loan Type Description in the ECMC Lookup Code Document. If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized. The Company further instructed us to compare the Loan Type Description stated in the ECMC Lookup Code Document to the corresponding information contained in the “LOAN_TYPE” field in the Data File. Refer to Exhibit C for a list of ECMC Lookup Codes and the corresponding “Navient Student Loan Type” table provided by the Company.

2.              For TruStudent Student Loans, we were instructed by the Company to compare the “LOAN PGM” field on the TruStudent Loan Detail Information Screenshot within the COMPASS System to the corresponding Loan Type Description in the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Type Description stated in the ECMC Lookup Code Document to the corresponding information contained in the “LOAN_TYPE” field in the Data File. Refer to Exhibit C for a list of ECMC Lookup Codes and the corresponding “TruStudent Student Loan Type” table provided by the Company.

For purposes of comparing Current Statutory Borrower Interest Rate, we were instructed by the Company to compare the Current Statutory Borrower Interest rate as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “INT RATE” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “STATED_RATE” field in the Data File. In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the “STATED_RATE” field in the Data File, we were instructed by the Company to compare the latest interest rate before the Cutoff Date in the “Interest Rate” field on the ECMC Loan Collection Summary Screenshot within the GUARANTEE System to the corresponding information contained in the “STATED_RATE” field in the Data File.

2.              For TruStudent Student Loans, we were instructed by the Company to compare the latest interest rate before the Cutoff Date contained in the “INTEREST RATE” field on the TruStudent Interest Rate Change/History Screenshot within the COMPASS System to the corresponding information contained in the “STATED_RATE” field in the Data File.

For purposes of comparing Current Loan Balance, we were instructed by the Company to compare the Current Loan Balance as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “AMT OUT” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

information contained in the “PRINCIPAL_BALANCE” field in the Data File. In the event the “AMT OUT” field on the #111 ACCT BALANCE Screen did not agree with the “PRINCIPAL_BALANCE” field in the Data File, we were instructed by the Company to compare the “DECLINING BALANCE” field corresponding to the latest “EFF DATE” before the Cutoff Date on the #133 MONETARY HISTORY Screen within the CLASS System to the corresponding information contained in the “PRINCIPAL_BALANCE” field in the Data File.

2.              For TruStudent Student Loans, we were instructed by the Company to compare “CUR PRIN” field on the TruStudent Loan Detail Information Screen within the COMPASS System to the corresponding information contained in the “PRINCIPAL_BALANCE” field in the Data File. In the event the “CUR PRIN” field on the TruStudent Loan Detail Information Screen did not agree with the “PRINCIPAL_BALANCE” field in the Data File, we were instructed by the Company to compare the “PRINCIPAL BALANCE” field corresponding to the latest “EFFECTIVE DATE” before the Cutoff Date on the TruStudent Loan Financial Activity Screenshot within the COMPASS System to the corresponding information contained in the “PRINCIPAL_BALANCE” field in the Data File.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”), as follows:

1.              For Navient Student Loans, we were instructed by the Company to recompute the difference in months between the Cutoff Date and the “Payoff Date” field on the #122 PAYMENT SCHEDULE Screen within CLASS System.

2.              For TruStudent Student Loans, we were instructed by the Company to recompute the difference in months between the “BEG DUE DATE” field on the TruStudent Repayment Schedule Detail Screenshot within the COMPASS System and the Cutoff Date and subtract the result from the total “REPAY TERM” field on the TruStudent Repayment Schedule Detail Screenshot within the COMPASS System.

For purposes of comparing Loan Status, we were instructed by the Company to compare the Loan Status as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “STATUS” field on the #113 LOAN DISBURSEMENT DATA Screen within the CLASS System to the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated in the ECMC Lookup Code Document to the corresponding information contained in the “LOAN_STATUS” field in the Data File. Refer to Exhibit C for a list of ECMC Lookup Codes and corresponding “Navient Student Loan Status Code” table provided by the Company. In the event the Loan Status Description did not agree with the corresponding information contained in the “LOAN_STATUS” field in the Data File, we were instructed by the Company to compare the latest loan status change information before the Cutoff Date on the ECMC History Screenshot within the GUARANTEE System or the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System to the corresponding information contained in the “LOAN_STATUS” field in the Data File.

2.              For TruStudent Student Loans, we were instructed by the Company to compare the “STATUS”

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

field on the TruStudent Loan Detail Information Screenshot within the COMPASS System to the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated in the ECMC Lookup Code Document to the corresponding information contained in the “LOAN_STATUS” field in the Data File. Refer to Exhibit C for a list of ECMC Lookup Codes and corresponding “TruStudent Student Loan Status Code” table provided by the Company. In the event the Loan Status Description did not agree with the corresponding information contained in the “Loan_STATUS” field in the Data File, we were instructed by the Company to compare the latest loan status change information before the Cutoff Date on the ECMC History Screenshot within the GUARANTEE System to the corresponding information contained in the “LOAN_STATUS” field in the Data File.

For purposes of comparing Original School Type, we were instructed by the Company to compare the School ID in the “Original School” field on the ECMC Guarantee Screenshot within the GUARANTEE System to the “School Code” field in the ECMC Lookup Code Document and to the corresponding “School_Type” information contained in the Data File.  Refer to Exhibit C for a list of ECMC Lookup Codes and the corresponding “School Code” tables for the Navient Student Loan School Type and TruStudent Student Loan School Type provided by the Company.

For purposes of comparing Last Payment Date, we were instructed by the Company to compare Last Payment Date as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File. We were instructed by the Company to consider there to be no Last Payment Date if the “LAST BR PMT RECVD” was 0. In the event the “LAST BR PMT RECVD” field did not agree with the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File, we were instructed by the Company to identify the code in the “TRAN” field in the #133 MONETARY HISTORY Screen within the CLASS System for Navient Student Loans. We were instructed by the Company to consider “TRAN” codes from 100 to 106 to reflect payment transactions. If there was no “TRAN” code reflected in the #133 MONETARY HISTORY Screen, we were instructed by the Company to consider there to be no Last Payment Date. The Company further instructed us to compare the “EFF DATE” field in the #133 MONETARY HISTORY Screen before the Cutoff Date to the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File.

2.              For TruStudent Student Loans, we were instructed by the Company to consider a “TRAN_TYPE” field of “0290A” on the TruStudent Loan Financial Activity Screenshot within the COMPASS System to be “Loans Added,” “1010C” to be “Payment,” and “7001A” to be “Interest Capitalized.”  The Company further instructed us to compare the “EFFECTIVE DATE” field corresponding to the latest “1010C” TRAN TYPE before the Cutoff Date on the TruStudent Loan Financial Activity Screenshot within the COMPASS System to the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File. If there was no “TRAN TYPE” of “1010C” before the Cutoff Date, we were instructed by the Company to consider there to be no Last Payment Date. In the event the “EFFECTIVE DATE” field corresponding to the latest “1010C” TRAN TYPE before the Cutoff Date on the TruStudent Loan Financial Activity

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

Screenshot did not agree with the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File, we were instructed by the Company to compare the date of the next business day after the “EFFECTIVE DATE” field to the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File.

For purposes of comparing Anticipated Payoff Date, we were instructed by the Company to compare the “PAYOFF DATE” field on the #122 PAYMENT SCHEDULE Screen within the CLASS System to the corresponding information contained in the “Anticipated Payoff Date” field in the Data File. In the event the “PAYOFF DATE” field did not agree with the corresponding information contained in the “Anticipated Payoff Date” field in the Data File, we were instructed by the Company to compare the “antic_payoff_dt” field in the ECMC SQL Query Screenshot before the Cutoff Date to the corresponding information contained in the “Anticipated Payoff Date” field in the Supplemental Data File.

For purposes of comparing Guarantor, we were instructed by the Company to consider “951” in the “GUARANTOR” field on the ECMC Guarantee Screenshot within the GUARANTEE System to be “MN” and “706” to be “CA.” We were further instructed by the Company that both “MN” and “CA” represent ECMC as the Guarantor.

For purposes of comparing State, we were instructed by the Company to compare State as follows:

1.              For Navient Student Loans, we were instructed by the Company to compare the “ST” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “STATE” field in the Data File. In the event the “ST” field did not agree with the corresponding information contained in the “STATE” field in the Data File, we were instructed by the Company to compare the State information within the ECMC History Screenshot and ECMC Address Group Summary Screenshot within the GUARANTEE System to the corresponding information contained in the “STATE” field in the Data File.

2.              For TruStudent Student Loans, we were instructed by the Company to compare the “ST” field on the TruStudent Student Demographic Screenshot within the COMPASS System to the corresponding information contained in the “STATE” field in the Data File.

For purposes of comparing Subsidy Indicator, we were instructed by the Company to compare Subsidy Indicator as follows:

1.              For Navient Student Loans, we were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00 and non-subsidized if the “PRIN NSUB” on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00.

2.              For TruStudent Student Loans, we were instructed by the Company to compare the “LOAN PGM” field on the TruStudent Loan Detail Information Screenshot within the COMPASS System to the corresponding Subsidy Indicator Information in the ECMC Lookup Code Document. The Company further instructed us to compare the Subsidy Indicator Information stated in the ECMC Lookup Code Document to the corresponding information contained in the “SUBSIDY_IND”

ECMC Group Student Loan Trust 2016-1, Student Loan-Backed Notes

August 10, 2016

field in the Data File. Refer to Exhibit C for a list of ECMC Lookup Codes and the corresponding Subsidy Indicator Information provided by the Company.

For purposes of comparing Interest Rate Type, we were instructed by the Company to compare the “Current Int Rate Type” field on the ECMC Guarantee Screenshot within the GUARANTEE System to the corresponding information contained in the “FIXEDFLOATING” field in the Data File. The Company further instructed us to consider “F” in the “Current Int Rate Type” field on the ECMC Guarantee Screenshot to be “Fixed” and “V” to be “Floating.”

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, excepted as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File and the Supplemental Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Supplemental Data File, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of ECMC Group Inc. and J.P. Morgan Securities LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

August 10, 2016

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number

1	7053602-4	26	6892456-3	51	6986728-1	76	7697622-4
2	6907124-2	27	6949019-2	52	8332055-4	77	6328169-1
3	7094736-2	28	6334372-12	53	7127361-3	78	551271-1
4	6662833-8	29	6916912-1	54	7392600-1	79	7692852-2
5	1214566-7	30	8697420-6	55	5614390-1	80	8089011-1
6	8688551-1	31	8694732-2	56	4088277-11	81	254610-1
7	6689613-6	32	528074-6	57	6899647-10	82	7921087-1
8	7739833-1	33	6314267-6	58	7049043-3	83	8005778-2
9	6499656-1	34	6929513-4	59	7063941-1	84	3029378-8
10	270595-1	35	846158-3	60	6853113-6	85	6882184-16
11	6777706-1	36	1469524-1	61	6926918-2	86	7395552-2
12	659117-1	37	8660093-1	62	6446938-2	87	611901-2
13	6819880-5	38	6442711-3	63	79287-2	88	748467-1
14	6819880-2	39	6003142-1	64	486507-1	89	584070-1
15	8672122-4	40	6144940-1	65	6605513-2	90	1469650-8
16	380773-2	41	3843113-2	66	7377566-1	91	860412-2
17	6782976-7	42	6576128-1	67	6258465-2	92	1891140-1
18	6551756-1	43	6596203-5	68	562307-1	93	1469784-6
19	6773661-9	44	6664593-1	69	8673059-1	94	850762-1
20	2705488-1	45	8342780-9	70	3008016-1	95	702854-1
21	6559614-1	46	1990853-8	71	5315538-3	96	302794-1
22	6377477-13	47	5246698-4	72	4069019-8	97	1468930-1
23	6265293-12	48	525961-12	73	763686-5	98	671041-2
24	7003239-4	49	680027-5	74	7943047-1	99	1071935-1
25	5072949-2	50	911024-1	75	3703819-1	100	8678385-1

THE FOLLOWING PAGE CONSTITUTES EXHIBIT B.

Exhibit B

Exceptions List

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Loan File
89	584070-1	Last Payment Date	08/06/2015	11/17/2014
91	860412-2	Last Payment Date	02/04/2015	12/15/2014
93	1469784-6	Recomputed Remaining Term	96	94
100	8678385-1	Recomputed Remaining Term	71	69

THE FOLLOWING PAGES CONSTITUTE EXHIBIT C.

Exhibit C

ECMC Lookup Codes

Navient Student Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator	Branch ID

GB	N	Grad PLUS Loan	GB	N	0001

GS	N	Unsubsidized Stafford Loan	SU	N	5001

GS	S	Subsidized Stafford	SF	Y	0001

PL	N	PLUS Loan	PL	N	0001

SL	N	SLS Loan	SL	N	0001

SM	N	Unsubsidized Consolidation	CL	N	0001

SM	S	Subsidized Consolidation	CL	Y	0001

TruStudent Student Loan Type

Loan Type	Description	Loan Type per Data File	Subsidy Indicator
CNSLDN	Unsubsidized Consolidation Loan	CL	N
PLUS	PLUS Loan	PL	N
PLUSGB	Grad PLUS Loan	GB	N
SLS	SLS Loan	SL	N
SPCNSL	Unsubsidized Spousal Consolidation Loan	CL	N
STFFRD	Subsidized Stafford	SF	Y
SUBCNS	Subsidized Consolidation	CL	Y
SUBSPC	Subsidized Spousal Consolidation Loan	CL	Y
UNCNS	Unsubsidized Consolidation	CL	N
UNSPC	Unsubsidized Spousal Consolidation Loan	CL	N
UNSTFD	Unsubsidized Stafford Loan	SU	N

Navient Student Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

TruStudent Student Loan Status Code	Description
BANKRUPTCY V	In Repayment - Bankruptcy verified; claim to be filed with GA
CLAIM CANCEL	In Repayment - Claim filing canceled with GA
CLAIM PENDIN	In Repayment - Claim filing pending
CLAIM SUBMIT	In Repayment - Claim filed with GA
CLM PD W/RES	Claim Paid By GA
CURRENT	In Repayment - Current
DEATH ALLEGE	In Repayment - Death alleged
DEATH VERIFI	In Repayment - Death verified; claim to be filed with GA
DEFERMENT	Deferment
DELINQUENT	In Repayment - Past Due
DISABILITY A	In Repayment - Disability alleged
DISABILITY V	In Repayment - Disability verified; claim to be filed with GA
FORBEARANCE	Forbearance
PAID IN FULL	Paid In Full
PRECLAIM SUB	In Repayment - 60+ Days Past Due. Delinquency assistance requested from GA

School Code	Navient Student Loan School Type	School Name	School Type per Data File
001047	4	TROY UNIVERSITY	4-Year
001137	4	CALIF STATE U FULLERTON	4-Year
001139	4	CA STATE UNIVERSITY, LONG BEACH	4-Year
001183	4	HOLY NAMES COLLEGE	4-Year
001196	4	DOMINICAN UNIVERSITY OF CALIFORNIA	4-Year
001243	4	MOUNT SAINT MARY’S COLLEGE	4-Year
001315	4	UNIVERSITY OF CALIFORNIA	4-Year
001348	4	COLORADO SCHOOL OF MINES	4-Year
001459	4	STRAYER UNIVERSITY	4-Year
001534	4	FL METRO UNIVERSITY	4-Year
001838	4	TAYLOR UNIVERSITY	4-Year
002148	4	ENDICOTT COLLEGE	4-Year
002172	2	MOUNT WACHUSETT COMMUNITY COLLEGE	2-Year
002779	4	NAZARETH COLLEGE OF ROCHESTER	4-Year
003023	4	CAPITAL UNIVERSITY	4-Year
003199	4	MARYLHURST UNIVERSITY	4-Year
003213	2	PORTLAND COMMUNITY COLLEGE	2-Year
003703	4	BLUEFIELD COLLEGE	4-Year
003719	4	LONGWOOD UNIVERSITY	4-Year
003726	4	AMERICAN NATIONAL UNIVERSITY	4-Year
003775	4	EASTERN WASHINGTON UNIVERSITY	4-Year
003810	4	CONCORD COLLEGE	4-Year
004586	4	KAPLAN UNIVERSITY	4-Year
004839	T	PHILLIPS JUNIOR COLLEGE, HARDBARGER	Proprietary
004910	2	KAPLAN CAREER INSTITUTE	2-Year
007844	T	SANFORD-BROWN INSTITUTE	Proprietary
008093	2	HEALD COLLEGE	2-Year
008871	2	CONCORDE CAREER COLLEGE	2-Year
009079	2	EVEREST COLLEGE	2-Year
009635	4	FLORIDA INTERNATIONAL UNIVERSITY	4-Year
010546	2	CENTURY COLLEGE	2-Year
011024	T	BRYMAN COLLEGE	Proprietary
011123	2	EVEREST COLLEGE	2-Year
012873	2	NAT’L INST OF TECHNOLOGY	2-Year
020655	2	BROOKS COLLEGE	2-Year
020836	2	TESST COLLEGE OF TECHNOLOGY-BELTSVILLE	2-Year
020917	2	KAPLAN COLLEGE	2-Year
020988	4	UNIVERSITY OF PHOENIX	4-Year
021136	4	AMERICAN INTERCONTINENTAL UNIVERSITY	4-Year
021160	2	SANFORD-BROWN COLLEGE	2-Year
022171	4	PIMA MEDICAL INSTITUTE	4-Year

School Code	Navient Student Loan School Type	School Name	School Type per Data File
022188	4	BROOKLINE COLLEGE	4-Year
022372	4	PHILLIPS GRADUATE INSTITUTE	4-Year
022418	2	AMERICAN CAREER COLLEGE	2-Year
023063	2	KAPLAN COLLEGE	2-Year
023519	2	KAPLAN COLLEGE	2-Year
023610	4	ITT TECHNICAL INSTITUTE	4-Year
025083	2	SOUTHEAST COMMUNITY COLLEGE	2-Year
025933	2	HEALD COLLEGE	2-Year
025964	2	CRIMSON TECHNICAL COLLEGE	2-Year
025996	T	MANSFIELD BUSINESS SCHOOL	Proprietary
025998	4	EVEREST UNIVERSITY	4-Year
026149	T	SANFORD-BROWN INSTITUTE	Proprietary
030727	4	WESTWOOD COLLEGE	4-Year
030998	T	ILLINOIS SCHOOL OF HEALTH CAREERS	Proprietary
031070	4	SOUTHWEST COLL OF NATUROPATHIC MED & HEALTH SCIENC	4-Year
031081	T	SUMMIT CAREER COLLEGE	Proprietary
031275	2	ADVANCED TECHNOLOGY INSTITUTE	2-Year
033953	2	INTERNATIONAL CAREER DEVELOPMENT CENTER	2-Year
034274	T	CAREER COLLEGES OF AMERICA	Proprietary
588888		DEPT OF ED CODE DEFAULT/PLUG VALUE	Consolidation
			(see Note below)

Note: If the loan/program type is Consolidation (see Loan type descriptions), then the school type is Consolidation.

School Code	TruStudent Student Loan School Type	School Name	School Type per Data File
00132800	12	UNIVERSITY OF SOUTH	Graduate
00853200	AP	HEALD COLLEGE	Proprietary
58888800		DEPT OF ED CODE DEFAULT/PLUG VALUE	Consolidation
00206200	12	BOWIE STATE UNIVERS	Graduate
00369600	12	UNIVERSITY OF VERMO	Graduate
00312500	12	UNIVERSITY OF CINCI	Graduate
00368300	12	CASTLETON STATE COL	Graduate
00736600	AP	LINCOLN TECHNICAL I	Proprietary
01035100	AP	PSI INSTITUTE	Proprietary
00368300	12	CASTLETON STATE COL	Graduate
00278800	12	NIAGARA UNIVERSITY	Graduate
00857500	AP	SALON PROFESSIONAL	Proprietary
01116700	5	COMMUNITY COLLEGE O	2-Year Pub /Priv